20. INCOME TAXES: Schedule of Income tax expense (recovery) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details
Current tax	$ 3,125,261	$ 0
Deferred tax	(6,243,668)	0
Income tax expense (recovery)	$ (3,118,407)	$ 0